SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Gold & Precious Metals Fund

Effective on September 30, 2011, the following information replaces the existing disclosure under the “Portfolio Manager(s)” sub–heading of the ”MANAGEMENT” section of the fund’s prospectus and summary prospectus.

Terence P. Brennan, Director. Lead Portfolio Manager of the fund. Joined the fund in 2011.

Theresa M. Gusman, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

Manuel Tenekedshijew, Vice President. Portfolio Manager of the fund. Joined the fund in 2009.

Effective on September 30, 2011, the following information replaces the existing disclosure under the ”MANAGEMENT” sub–heading of the “FUND DETAILS” section of the fund’s prospectus.

Terence P. Brennan, Director. Lead Portfolio Manager of the fund. Joined the fund in 2011.

•	Portfolio Manager for Commodities: New York.

•	Portfolio manager for DWS Commodity Securities Fund and DWS Global Commodities Stock Fund, Inc. (2004–2010).

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Joined Deutsche Asset Management in 1999, previously serving as emerging markets analyst covering Eastern Europe. Prior to that, served as emerging market fund analyst at Merrill Lynch Asset Management and held various research and business analyst positions with various financial services firms.

•	BA from Fordham University.

Theresa M. Gusman, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

•	Global Head of RREEF Commodity Advisors: New York.

•	Lead Portfolio Manager for Commodities: New York.

•	Lead Portfolio Manager for DWS Commodity Securities Fund and DWS Global Commodities Stock Fund, Inc. (2004–2010).

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Joined Deutsche Asset Management in 1995, previously serving as Head of the Developed International Investment Team and Portfolio Manager for International Institutional Accounts; Head of Equity Investments; Portfolio Manager for Kemper Asian Growth Fund, Scudder Pacific Opportunities Fund and Scudder New Asia Fund; member of the Pacific Basin portfolio management team; and analyst responsible for China, Hong Kong, Indonesia and Taiwan, after 12 years of experience as research analyst for Arnhold & S. Bleichroeder and Salomon Brothers.

•	BA from State University of New York at Stony Brook.

Manuel Tenekedshijew,Vice President. Portfolio Manager of the fund. Joined the fund in 2009.

•	Portfolio Manager for Commodities: Frankfurt.

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Joined Deutsche Asset Management in 2006 as an analyst responsible for the global materials sector, covering mining, steel, paper, and construction materials; since 2007, portfolio manager for the DWS Global Metals & Mining fund; since 2009, portfolio manager for the DWS Invest Gold and Precious Metals Equities fund and the DWS Noor Precious Metals Securities fund.

•	Master’s degree in business (”Diplom Betriebswirt”) from European School of Business in Reutlingen and Madrid (2005).

Please Retain This Supplement for Future Reference

August 26, 2011
PROSTKR-116